Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Additional Information [Abstract]
Cash and deposits on call	$ 170	$ 167	$ 344
Money market instruments	35	48	140
Total cash and cash equivalents (note 34 and note 35)	$ 205	$ 215	$ 484	$ 468